Stock Repurchases and Dividends (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Repurchase of common stock			9,800,000	11,100,000
Repurchase of common stock, value			$ 404,700,000	$ 400,400,000
Average cost per share of common stock (in dollars per share)			$ 41.39	$ 35.92
Shares pending settlement	100,000		100,000
Amount of unpaid	$ 3,700,000		$ 3,700,000
Shares adding to existing share repurchase program		$ 900,000,000.0
Remaining authorized purchase capacity	855,500,000		855,500,000
Shares returned to unissued status			$ 0
Quarterly dividend per share (in dollars per share)		$ 0.30	$ 1.16	$ 1.08	$ 0.99
Cash dividends declared			$ 404,300,000	$ 383,600,000	$ 357,300,000
Quarterly dividend payable	$ 103,700,000		$ 103,700,000	$ 98,700,000
Treasury Stock [Member]
Class of Stock [Line Items]
Shares returned to unissued status (in shares)	71,272,964		71,200,000
Shares returned to unissued status	$ 2,295,300,000		$ 2,295,300,000
Common Stock [Member]
Class of Stock [Line Items]
Shares returned to unissued status (in shares)			71,200,000
Shares returned to unissued status	600,000		$ (600,000)
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Shares returned to unissued status	$ 2,294,700,000		$ (2,294,700,000)